Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon S&P 500 Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (“S&P 500 Index” or “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests substantially all of its investable assets in the Equity 500 Index Portfolio, therefore, the portfolio turnover rate is that of the Equity 500 Index Portfolio. During the most recent fiscal year, the turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Institutional
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Investor
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of the Fund. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), to track generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions the Portfolio will not invest less than 80% of its total assets in stocks in the Index. In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also purchase or sell options or enter into swap transactions to assist in replicating the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio. The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

•
Futures.  There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

•
Hedging Risk.  If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.

•
Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

•
Swap Agreements.  Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk.

Equity Investments Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities include common stock and securities convertible into common stock. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

Because the S&P 500 Index includes mainly large U.S. companies, the Portfolio’s emphasis on securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk

Since the Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Securities Lending Risk

The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The chart and the table below show the performance of the Fund’s Investor Class shares for all periods. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: (1/1/03 through 12/31/12)	15.83% (3rd Quarter 2009)
Lowest Quarterly Return: (1/1/03 through 12/31/12)	-21.99% (4th Quarter 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
Lipper S&P 500 Objective Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.68%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.45%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.85%	[1]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.045%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_OtherExpensesOverAssets	0.105%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	191
1 Year	rr_AverageAnnualReturnYear01	15.87%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996	[1]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.045%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_OtherExpensesOverAssets	0.585%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2003	rr_AnnualReturn2003	28.26%
Annual Return 2004	rr_AnnualReturn2004	10.76%
Annual Return 2005	rr_AnnualReturn2005	4.74%
Annual Return 2006	rr_AnnualReturn2006	15.69%
Annual Return 2007	rr_AnnualReturn2007	5.39%
Annual Return 2008	rr_AnnualReturn2008	(37.08%)
Annual Return 2009	rr_AnnualReturn2009	26.70%
Annual Return 2010	rr_AnnualReturn2010	14.96%
Annual Return 2011	rr_AnnualReturn2011	1.92%
Annual Return 2012	rr_AnnualReturn2012	15.87%
1 Year	rr_AverageAnnualReturnYear01	15.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 1998	[1]
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.90%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.23%	[1]
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.93%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.79%	[1]

[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the State Street Equity 500 Index Portfolio (the "Equity 500 Index Portfolio" or the "Portfolio"), a series of State Street Master Funds.